Disclosures on equity (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about controls capital management [Abstract]
Reserve for currency exchange conversion	$ (26,307)	$ (24,913)	$ (19,463)
Reserve for cash flow hedges	7,971	2,248	64
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	(1,111)	2,937	3,513
Reserve for actuarial gains or losses in defined benefit plans	(6,884)	(5,953)	(4,834)
Other reserves	11,332	11,332	7,832
Total other reserves	$ (14,999)	$ (14,349)	$ (12,888)